SCHEDULE OF OTHER (LOSSES)/GAINS - NET (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Other Lossesgains Including Fair Value Changes On Financial Instruments - Net
Fair value losses on convertible loans			$ (98,754)	$ (1,090,480)
Foreign currency exchange (loss)/gain - net		159,253	(170,311)	(26,422)
Gain on disposal of property, plant and equipment				280
Fair value on warrants liabilities at inception date (Note 12)			(112,214)
Fair value changes on warrant liabilities (Note 12)		138,292	(111,631)
Total	$ 217,790	$ 297,545	$ (492,910)	$ (1,116,622)